Liabilities Related to Business Combinations and to Non-Controlling Interest (Tables)	6 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling interests in the first half of 2021 are shown below:

(€ million)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Other (b)	Total (a)
Balance at January 1, 2021	104	312	189	605
New transactions	—	—	17	17
Payments made	(7)	—	(147)	(154)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (c)	(20)	20	(29)	(29)
Other movements	—	—	—	—
Currency translation differences	2	4	2	8
Balance at June 30, 2021	79	336	32	447
Of which:
•Current portion				200
•Non-current portion				247
(a)As of January 1, 2021, this comprised a non-current portion of €387 million and a current portion of €218 million.
(b)    The contingent consideration liability due to True North Therapeutics as a result of Sanofi’s acquisition of Bioverativ was settled in the first half of 2021.
(c)    Amounts mainly reported within the income statement line item Fair value remeasurement of contingent consideration.